Note 11 - Right-of-Use Assets and Finance Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Prepaid Lease Rentals [Table Text Block]
	December 31, 2018	June 30, 2019
Prepaid lease rentals	$51,670	$42,919
Less: Amortization of prepaid lease rentals	(8,751)	(4,340)
Prepaid lease rentals	$42,919	$38,579
Less: current portion	(8,752)	(27,172)
Non-current portion	$34,167	$11,407

Finance Lease, Liability, Maturity [Table Text Block]
Year ending December 31,	Amount
2019	$133,665
2020	28,956
2021	28,449
2022	27,931
2023	72,663
2024 and thereafter	56,909
Total	$348,573
Less: Amount of interest ( MSC Azov , MSC Ajaccio , MSC Amalfi , Leonidio and Kyparissia )	(23,244)
Total lease payments	$325,329
Less: Financing costs, net	(2,924)
Total lease payments, net	$322,405

Finance Lease Obligations Current and Non-Current [Table Text Block]
	December 31, 2018	June 30, 2019
Finance lease liabilities – current	$35,115	$141,419
Less: current portion of financing costs	(816)	(1,340)
Finance lease liabilities – non-current	307,543	183,910
Less: non-current portion of financing costs	(2,510)	(1,584)
Total	$339,332	$322,405